Lease liabilities (Details 2) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Nominal Future Payments	$ 42,031	$ 32,725
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	3,415	5,710
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	5,712	4,621
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	4,344	3,380
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	3,135	2,394
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	2,659	2,122
Later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	$ 22,766	$ 14,498